Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000215087
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000024691
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	3.87%	2.18%	1.63%
Without Sales Load [Member] | C000215087
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	2.64%	1.88%
Without Sales Load [Member] | C000024691
Average Annual Return [Line Items]
Average Annual Return, Percent	4.87%	2.39%	1.74%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.14%	(0.68%)	1.80%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.14%	(0.68%)	1.80%
FEDERATED INDEX: ICE BofA 1-Year US Treasury Note Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-Year US Treasury Note Index
Average Annual Return, Percent	4.10%	2.21%	1.88%
FEDERATED INDEX: ICE BofA 1-Year US Treasury Note Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-Year US Treasury Note Index
Average Annual Return, Percent	4.10%	2.21%	1.88%